Income Taxes - Schedule of Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 103.7	$ 103.7	$ 71.2	$ 68.0
Increases for current year tax positions		54.3	4.3	8.5
Increases for prior year tax positions		53.0	6.7	11.0
Increases due to acquisitions		85.9	41.9
Decreases for prior year tax positions		(17.8)	(10.4)	(14.9)
Settlements	(3.9)	(42.7)	(9.3)	(1.2)
Lapse of applicable statue of limitations		(5.3)	(1.3)	(0.2)
Foreign Exchange		1.7	0.6
Balance at the end of the year		$ 232.8	$ 103.7	$ 71.2